Offerings - Offering: 1	Jan. 23, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	4,312,500
Proposed Maximum Offering Price per Unit | $ / shares	5.00
Maximum Aggregate Offering Price	$ 21,562,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,977.79
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. Includes Class A ordinary shares that may be purchased by the underwriters pursuant to their option to purchase additional Class A ordinary shares to cover over-allotment, if any.In accordance with Rule 416, the Registrant is also registering an indeterminate number of additional Class A ordinary shares that shall be issuable after the date hereof as a result of share splits, share dividends, or similar transactions.